                                                                  [PIONEER LOGO]




Pioneer
World Equity
Fund

SEMIANNUAL REPORT 9/30/00

 Table of Contents
--------------------------------------------------------------------------------


Letter from the Chairman                           1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    6
Schedule of Investments                            9
Financial Statements                              18
Notes to Financial Statements                     25
Results of Shareowner Meeting                     31
Trustees, Officers and Service Providers          32
The Pioneer Family of Mutual Funds                33
Programs and Services for Pioneer Shareowners     34
Retirement Plans from Pioneer                     36

 Pioneer World Equity Fund

 LETTER FROM THE CHAIRMAN 9/30/00
 Dear Shareowner,
--------------------------------------------------------------------------------

By the time you read this report, we will all know how the financial markets responded to this year's election. Market reactions to presidential elections are often short-lived; after digesting the outcome, investors return to thinking about the factors that influence their portfolios: the economic outlook, the impact of higher interest rates and selecting the right investments.

In addition to squeezing corporate profits, higher interest rates cause consumers to postpone or reduce nonessential purchases. The cumulative weight of these individual decisions and today's high energy prices can already be seen in spotty retail activity and lower sales of new cars and homes. As a result, the economy will probably back off from its extraordinary recent growth pace to lower, more sustainable levels.

Now could be a perfect time to straighten up your financial house. Some of the steps you can take include contributing as much as you can to your company's retirement programs, deciding whether a Roth or Traditional IRA might be a better choice in your circumstances, and reassessing your investments in the light of changing markets. Your investment professional is your best guide to making these important decisions.

An important announcement from Pioneer

I'm very happy to report that, on October 24, 2000, Pioneer Group, Inc. was acquired by UniCredito Italiano S.p.A. Based in Milan, UniCredito is one of Italy's largest banking groups, with assets under management of over $150 billion. As part of UniCredito, Pioneer will have access to greater resources and enjoy expanded global asset management expertise with multi-national operations and a significant presence in eight countries. Pioneer's tradition of fundamental investment analysis that has been the hallmark of our success will continue and be strengthened. We are very pleased to be joining an organization with the reputation and breadth of UniCredito. Its flourishing investment management business will be combined with Pioneer's U.S. and European investment operations to form a truly world class investment asset management company.

Sincerely,


/s/  John F. Cogan, Jr.


John F. Cogan, Jr.
Chairman and President

 Pioneer World Equity Fund
 PORTFOLIO SUMMARY 9/30/00

 P o r t f o l i o   D i v e r s i f i c a t i o n
--------------------------------------------------------------------------------
 (As a percentage of total investment portfolio)


[Graphic representation of Pie Chart]


 G e o g r a p h i c a l   D i s t r i b u t i o n
--------------------------------------------------------------------------------
 (As a percentage of equity holdings)


[Graphic representation of Line Chart]


 1 0   L a r g e s t   H o l d i n g s
--------------------------------------------------------------------------------
 (As a percentage of equity holdings)

  1. Vodafone AirTouch Plc   1.96%      6. General Electric Co.        1.31%
  2. NTT Mobile              1.77       7. Daiwa Securities Co., Ltd.  1.26
     Communications
     Networks Inc.
  3. Nokia Oyj               1.69       8. Intel Corp.                 1.22
  4. Sony Corp.              1.41       9. Amvescap Plc.               1.20
  5. SunGard Data            1.36      10. Nortel Networks Corp.       1.20
     Systems, Inc.

Fund holdings will vary for other periods.

 Pioneer World Equity Fund

 PERFORMANCE UPDATE 9/30/00                            CLASS A SHARES

 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------


 Net Asset Value
 per Share                  9/30/00       3/31/00
                            $23.84        $27.50

 Distributions per Share    Income        Short-Term        Long-Term
 (3/31/00-9/30/00)          Dividends     Capital Gains     Capital Gains
                                -               -                 -


 I n v e s t m e n t  R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.


  Average Annual Total Returns
  (As of September 30, 2000)

                  Net Asset     Public Offering
   Period           Value       Price*
   Life-of-Fund     12.99%        11.29%
   (10/31/96)
   1 Year           20.29         13.71

     * Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer World Equity Fund

PERFORMANCE UPDATE 9/30/00                            CLASS B SHARES

 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  9/30/00         3/31/00
                            $23.05          $26.71

 Distributions per Share    Income          Short-Term          Long-Term
 (3/31/00-9/30/00)          Dividends       Capital Gains       Capital Gains
                                -               -                     -

 I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.

 Average Annual Total Returns
 (As of September 30, 2000)

                  If           If
 Period          Held       Redeemed*
 Life-of-Fund   11.89%      11.34%
 (10/31/96)
 1 Year         19.55       15.55

  * Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[Graphic representation of Mountain Chart]

The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

 Pioneer World Equity Fund

 PERFORMANCE UPDATE 9/30/00                            CLASS C SHARES

 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  9/30/00         3/31/00
                            $ 23.03         $ 26.69

 Distributions per Share    Income          Short-Term          Long-Term
 (3/31/00-9/30/00)          Dividends       Capital Gains       Capital Gains
                                -               -                     -


 I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.


 Average Annual Total Returns
 (As of September 30, 2000)

                  If          If
 Period          Held      Redeemed*
 Life-of-Fund    11.87%      11.87%
 (10/31/96)
 1 Year          19.39       19.39

 * Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to shares sold within one year of purchase.

[Graphic representation of Mountain Chart]

The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer World Equity Fund

PORTFOLIO MANAGEMENT DISCUSSION 9/30/00

With the world's major stock market indices in negative territory for the six months ended September 30, 2000, global investors might think that the first year of the new millennium will end much differently than it began. However, despite near term uncertainty, market observers believe the economic conditions are in place for a resumption of an upward course. In the following interview, portfolio manager Patrick M. Smith explains the factors that influenced Pioneer World Equity Fund's performance and his expectations going forward.

Q:  What contributed to the reversal in global stock markets?

A: The first half of your Fund's fiscal year comes on the heels of March's dramatic correction in the technology sector, when stocks quickly lost much of the unprecedented gains they had amassed in the previous months. Generally speaking, the six months ending September 30, 2000 were marked by the flight of investors out of newer technology stocks into shares of more established computer makers and traditional industrial companies. After a brief rally in August, technology and telecommunication stocks fell sharply again, when several marquis companies hinted that upcoming earnings might fall short of expectations.

    Other factors contributed to the demise of stock prices worldwide. High oil prices are spooking investors - raising inflation concerns in developed nations (particularly the United States) and choking economic growth in Asian countries, which are still recovering from the 1997 crisis. In addition, weak currencies, particularly the euro, are pinching corporate profits. Geographically, your Fund was also hurt by its limited exposure to the stronger performing (albeit negative) U.S. market for the six months. Of course, there were bright spots too. The Fund's financial, health care and oil sectors turned in strong performances, as nervous investors preferred these more defensive, undervalued stocks to high-growth investments. However, their positive momentum was not enough to stem the overwhelmingly negative sentiment overshadowing global markets.

    For the six months ending September 30, 2000, Class A, B and C shares generated total returns of -13.31%, -13.70% and -13.71%, respectively, at net asset value. The MSCI World Index posted a return of -8.39%. The 151 global funds tracked by Lipper, Inc. retreated, on

Pioneer World Equity Fund

    average, -7.69% for the same period. (Lipper is an independent firm that measures mutual fund performance.)

Q:  Why did the euro continue to decline?

A: In large part, the euro's decline can be attributed to the flight of capital from Europe into business investment worldwide, particularly the vibrant U.S. market. The euro has lost over 25% of its value against the dollar since its inauguration 21 months ago. European companies are purchasing American businesses big and small in record numbers, including Deutsche Telekom's proposed $50.7 billion takeover of wireless communications company VoiceStream Wireless Corp. and Unilever Group's purchase of Ben & Jerry's Homemade Inc. As European companies buy strategic U.S. assets to build their international presence, they are converting euros into dollars to complete the deals - bolstering the U.S. dollar and depressing the euro.

    At some juncture, Europe will be seen as a buying opportunity. Today, Europe is delivering its best economic performance in years, and we think it's only a matter of time before the financial markets begin to support the euro in force. We think the timing of this reception will depend on Europe's ability to modernize its business environment and foster the building of a New Economy.

Q: As demand for high-tech and telecommunications stocks has waned, prospects for less glamorous, undervalued companies have improved. Why is that?

A: Investors have shifted from a growth-at-any-cost mentality into a decidedly more conservative, value-conscious mode in recent months. This change of heart is understandable given the dramatic correction in the prices of technology and telecommunication stocks and the ongoing volatility in global markets. Financial stocks in the United States and Europe, which had been under pressure early in the period when interest rates were trending up, rallied. The Fund's investments in Manulife Financial Corp. (Canada), Mellon Bank Corp. (United States), Royal Bank of Scotland, Amvescap (United Kingdom) and Julius Baer Holding Ltd. (Switzerland) climbed dramatically over the six-month period. Health care holdings also delivered strong results. Aventis (France) is one of the largest and most undervalued pharmaceutical

Pioneer World Equity Fund

PORTFOLIO MANAGEMENT DISCUSSION 9/30/00                           (continued)

    companies in Europe and currently holds patents on several very successful drugs. Human Genome (United States) and Qiagen NV (The Netherlands) are benefiting from the ongoing research in the biotechnology sector.

    Soaring oil prices may be curbing profit expectations for some industries, particularly those with high transportation costs, but the ability of the Organization of Petroleum Exporting Countries (OPEC) to better manage production decisions is boosting earnings growth for energy-related companies. With markets anticipating relatively consistent oil prices for the foreseeable future, Fund holdings Petrobras Brasileiro (Brazil), Canadian Natural Resources, ENI (Italy) and Shell Transport & Trading Co. (United Kingdom) appreciated nicely.

Q: Are you still optimistic about prospects for technology, media and telecommunication stocks in spite of their correction?

A: Absolutely. Today, the markets are telling us that investors' expectations for these stocks are less exuberant than they were earlier this year. While we welcomed the nascent rise of these stocks last winter, we knew these sectors were just as vulnerable to investors' expectations on the downside. This is not to say that their prospects are not strong. Quite the contrary. We believe long-term growth prospects are as potent as ever. Short-term, however, investors are punishing companies for earnings reports that do not meet their impossible expectations. We anticipate the Fund will maintain a considerable weighting in these sectors for the foreseeable future.

Q:  What is your outlook?

A: I remain very upbeat. The International Monetary Fund recently revised its projection for world economic growth for 2000 upward to 4.7% - the fastest in 12 years. In the same breath, however, I am keeping a close eye on the U.S. economy for signs of a soft landing and positive interest rate movement. Europe has all the ingredients for stronger growth, but leaders must make the necessary reforms to convince investors that they are committed to a true European currency.

Pioneer World Equity Fund

SCHEDULE OF INVESTMENTS 9/30/00 (unaudited)

Shares                                                       Value
            INVESTMENT IN SECURITIES - 95.4%
            PREFERRED STOCKS - 1.6%
  5,400     Petrobras Brasileiro SA                     $  154,411
  1,800     SAP AG                                         451,671
 11,059     Tele Norte Leste Participacoes (A.D.R.)        252,975
                                                        ----------
            TOTAL PREFERRED STOCKS
            (Cost $549,632)                             $  859,057
                                                        ----------
            COMMON STOCKS - 93.8%
            Basic Materials - 1.6%
            Chemicals - 0.3%
  3,200     E.I. du Pont de Nemours & Co.               $  132,600
                                                        ----------
            Chemicals (Diversified) - 1.3%
  7,001     Aventis SA                                  $  516,509
 45,000     WMC Ltd.                                       185,815
                                                        ----------
                                                        $  702,324
                                                        ----------
            Total Basic Materials                       $  834,924
                                                        ----------
            Capital Goods - 5.4%
            Electrical Equipment - 3.1%
 12,000     American Power Conversion Corp.*            $  230,250
 11,400     General Electric Co.                           657,638
  3,700     Sanmina Corp.*                                 346,412
  8,000     Solectron Corp.*                               369,000
                                                        ----------
                                                        $1,603,300
                                                        ----------
            Machinery (Diversified) - 0.5%
 44,000     Komatsu Ltd.                                $  267,977
                                                        ----------
            Manufacturing (Diversified) - 0.5%
  5,000     Tyco International Ltd.                     $  259,375
                                                        ----------
            Manufacturing (Specialized) - 0.8%
 60,000     Pierelli SpA                                $  175,155
  8,050     Tomra Systems ASA                              264,998
                                                        ----------
                                                        $  440,153
                                                        ----------
            Office Equipment & Supplies - 0.5%
  6,000     Canon Inc.                                  $  266,419
                                                        ----------
            Total Capital Goods                         $2,837,224
                                                        ----------


The accompanying notes are an integral part of these financial statements.     9

Pioneer World Equity Fund

SCHEDULE OF INVESTMENTS 9/30/00 (unaudited)                       (continued)

Shares                                                           Value
             Communication Services - 10.0%
             Cellular/Wireless Telecommunications - 4.7%
   8,500     Libertel NV*                                   $  102,889
      31     NTT Mobile Communications Networks, Inc.          890,846
  52,000     Smartone Telecommunications Holdings Ltd.          81,703
   5,700     Sonera Group Plc                                  145,044
  57,000     Telecom Italia Mobile SpA                         271,504
 264,479     Vodafone AirTouch Plc                             984,724
                                                            ----------
                                                            $2,476,710
                                                            ----------
             Telecommunications (Long Distance) - 1.3%
   7,550     Colt Telecom Group Plc*                        $  215,505
   5,200     KPNQwest NV*                                      148,171
  10,500     Worldcom Inc.                                     318,938
                                                            ----------
                                                            $  682,614
                                                            ----------
             Telephone - 4.0%
   5,000     BellSouth Corp.                                $  201,250
  20,238     British Telecom Plc                               213,109
 100,000     Carso Global Telecom*                             242,610
  43,800     Global Telesystems Group, Inc.*                   199,837
   4,430     KPN NV                                             96,601
   3,000     Korea Telecom Corp.                               100,875
      37     Nippon Telegraph & Telephone Corp.                363,569
   7,200     SBC Communications, Inc.                          360,000
  16,488     Telefonica SA*                                    327,051
                                                            ----------
                                                            $2,104,902
                                                            ----------
             Total Communication Services                   $5,264,226
                                                            ----------
             Consumer Cyclicals - 7.5%
             Distributors (Durables) - 0.5%
  60,000     Itochu Corp.*                                  $  278,656
                                                            ----------
             Household Furniture & Appliances - 2.1%
  25,000     Sharp Corp.                                    $  387,486
   7,000     Sony Corp.                                        711,193
                                                            ----------
                                                            $1,098,679
                                                            ----------
             Publishing - 0.5%
   3,800     McGraw Hill Co. Inc.                           $  241,538
                                                            ----------
             Retail (Building Supplies) - 0.4%
   4,200     Home Depot Inc.                                $  222,863
                                                            ----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

Shares                                                                     Value
           Retail (General Merchandise) - 1.5%
 5,300     Lawson Inc.                                                $  200,454
 2,900     Ryohin Keikaku Co. Ltd.                                       228,505
 7,000     Target Corp.                                                  179,375
 4,000     Wal-Mart Stores, Inc.                                         192,500
                                                                      ----------
                                                                      $  800,834
                                                                      ----------
           Services (Advertising/Marketing) - 0.7%
   620     Publigroupe SA                                             $  393,417
                                                                      ----------
           Services (Commercial & Consumer) - 1.8%
30,000     Hays Plc                                                   $  172,372
   600     Kuoni Reisen Holding AG (Series B) (Registered Shares)        267,725
10,700     TNT Post Group NV                                             249,113
 3,290     Vivendi                                                       244,759
                                                                      ----------
                                                                      $  933,969
                                                                      ----------
           Total Consumer Cyclicals                                   $3,969,956
                                                                      ----------
           Consumer Staples - 7.8%
           Broadcasting (Television/Radio/Cable) - 1.7%
 1,500     Canal Plus                                                 $  224,908
 2,900     Grupo Televisa SA (A.D.R.)*                                   167,294
 2,200     PT Multimedia Services, Inc.*                                  80,668
 8,000     Rogers Communications, Inc. (Class B)*                        189,187
 3,500     Sogecable SA*                                                 112,781
 5,700     United Pan-Europe Communications NV*                          111,704
                                                                      ----------
                                                                      $  886,542
                                                                      ----------
           Entertainment - 1.6%
 3,000     Oriental Land Co., Ltd.                                    $  247,509
11,454     Pearson Plc                                                   317,623
 4,525     Viacom, Inc. (Class B)                                        264,712
                                                                      ----------
                                                                      $  829,844
                                                                      ----------
           Foods - 1.4%
 3,000     ConAgra, Inc.                                              $   60,188
 3,400     General Mills, Inc.                                           120,700
 2,000     Groupe Danone                                                 274,961
   130     Nestle SA (Registered Shares)                                 271,202
                                                                      ----------
                                                                      $  727,051
                                                                      ----------
           Household Products (Non-Durables) - 0.2%
 2,000     Colgate-Palmolive Co.                                      $   94,400
                                                                      ----------

The accompanying notes are an integral part of these financial statements.    11

Pioneer World Equity Fund

SCHEDULE OF INVESTMENTS 9/30/00 (unaudited)                       (continued)

Shares                                                        Value
            Restaurants - 0.9%
 24,000     Compass Group Plc                            $  224,505
  8,000     McDonald's Corp.                                241,500
                                                         ----------
                                                         $  466,005
                                                         ----------
            Retail Stores (Drug Stores) - 0.5%
  7,600     Walgreen Co.                                 $  288,325
                                                         ----------
            Retail Stores (Food Chains) - 0.4%
  3,300     Carrefour SA                                 $  244,045
                                                         ----------
            Services (Employment) - 1.1%
    350     Adecco SA                                    $  227,161
 10,000     Robert Half International, Inc.*                346,875
                                                         ----------
                                                         $  574,036
                                                         ----------
            Total Consumer Staples                       $4,110,248
                                                         ----------
            Energy - 3.6%
            Oil & Gas (Exploration/Production) - 0.4%
  6,500     Canadian Natural Resources Ltd.*             $  217,313
                                                         ----------
            Oil (International Integrated) - 1.9%
 30,000     BP Amoco Plc                                 $  265,102
  1,900     Chevron Corp.                                   161,975
  2,112     Exxon Mobil Corp.                               188,232
 50,000     Shell Transport & Trading Co.                   408,191
                                                         ----------
                                                         $1,023,500
                                                         ----------
            Oil & Gas (Refining & Marketing) - 1.3%
 49,000     ENI SpA                                      $  259,764
  2,733     Total Fina Elf SA                               400,364
                                                         ----------
                                                         $  660,128
                                                         ----------
            Total Energy                                 $1,900,941
                                                         ----------
            Financial - 17.8%
            Banks (Major Regional) - 5.4%
 36,000     Banca Fideuram SpA                           $  597,892
 23,720     Banco Santander Central Hispano SA              260,715
 55,000     Bipop-Carire SA                                 483,475
  1,500     Comerica, Inc.                                   87,656
  1,800     Depfa Deutsche Pfandbriefbank AG                147,906
  7,000     FleetBoston Financial Corp.                     273,000
    100     Julius Baer Holding Ltd.                        519,514

12    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

Shares                                                           Value
           Banks (Major Regional) - (continued)
 3,800     Mellon Bank Corp.                               $  176,225
 2,500     State Street Corp.                                 325,000
                                                           ----------
                                                           $2,871,383
                                                           ----------
           Banks (Money Center) - 1.6%
41,500     Lloyds TSB Group Plc                            $  386,978
21,000     Royal Bank of Scotland Group                       441,955
21,000     Royal Bank of Scotland Group (Bonus Shares)         25,235
                                                           ----------
                                                           $  854,168
                                                           ----------
           Banks (Regional) - 0.7%
12,000     Toronto-Dominion Bank                           $  351,841
                                                           ----------
           Financial (Diversified) - 2.1%
 7,400     Axa Financial, Inc.                             $  376,937
11,200     Fortis NV                                          343,383
 1,850     Lagardere SCA                                      112,213
 1,800     Marschollek Lautenschlaeger Und Partner AG         267,186
                                                           ----------
                                                           $1,099,719
                                                           ----------
           Insurance (Life/Health) - 2.4%
 9,000     Aegon NV                                        $  339,946
21,000     Manulife Financial Corp.*                          440,199
18,000     Mediolanum SpA                                     305,498
12,000     Prudential Corp. Plc                               163,188
                                                           ----------
                                                           $1,248,831
                                                           ----------
           Insurance (Multi-Line) - 1.5%
 4,062     American International Group, Inc.              $  388,683
 1,600     Axa SA                                             209,225
   450     Zurich Allied AG (New Shares)                      208,356
                                                           ----------
                                                           $  806,264
                                                           ----------
           Insurance (Property/Casualty) - 0.2%
 4,000     Skandia Forsakrings AB                          $   79,476
                                                           ----------
           Insurance Brokers - 0.5%
 2,100     Marsh & McLennan Co., Inc.                      $  278,775
                                                           ----------
           Investment Banking/Brokerage - 1.2%
54,000     Daiwa Securities Co., Ltd.                      $  634,234
                                                           ----------
           Investment Management - 2.2%
28,000     Amvescap Plc                                    $  604,595
24,000     Asahi Bank Ltd.                                     99,004

The accompanying notes are an integral part of these financial statements.    13

Pioneer World Equity Fund

SCHEDULE OF INVESTMENTS 9/30/00 (unaudited)                       (continued)

Shares                                                              Value
            Investment Management - (continued)
 10,000     Stillwell Financial Inc.                           $  435,000
                                                               ----------
                                                               $1,138,599
                                                               ----------
            Total Financial                                    $9,363,290
                                                               ----------
            Healthcare - 9.8%
            Biotechnology - 2.2%
  4,200     Amgen Inc.*                                        $  293,278
  2,500     Human Genome Sciences Inc.*                           432,813
  8,600     Qiagen NV*                                            412,676
                                                               ----------
                                                               $1,138,767
                                                               ----------
            Healthcare (Diversified) - 1.7%
  5,000     American Home Products Corp.                       $  282,813
  6,000     Bristol-Myers Squibb Co.                              342,750
  3,000     Johnson & Johnson                                     281,812
                                                               ----------
                                                               $  907,375
                                                               ----------
            Healthcare (Drugs/Major Pharmaceuticals) - 5.9%
 13,000     Daiichi Pharmaceutical Co.                         $  330,799
 10,900     Glaxo Wellcome Plc                                    329,182
  7,000     Merck & Co., Inc.                                     521,063
    230     Novartis AG                                           353,200
  7,700     Pfizer Inc.                                           346,019
     40     Roche Holdings AG                                     352,331
 10,000     Schering-Plough Corp.                                 465,000
 31,000     Smithkline Beecham Plc                                423,631
                                                               ----------
                                                               $3,121,225
                                                               ----------
            Total Healthcare                                   $5,167,367
                                                               ----------
            Technology - 27.7%
            Communications Equipment - 6.3%
  4,800     Alcatel                                            $  307,476
 32,000     China Unicom                                           71,622
  5,000     China Unicom (A.D.R.)                                 109,062
  2,000     Comverse Technology, Inc*                             216,000
 17,600     Ericsson LM (B Shares)                                268,220
  2,700     Gilat Satellite Networks Ltd*                         207,563
  7,630     Lucent Technologies, Inc.                             233,192
  9,600     Motorola Inc.                                         271,200
  2,400     Next Level Communication Inc.*                        158,700

14    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

Shares                                                           Value
            Communications Equipment - (continued)
 21,000     Nokia Oyj                                      $  852,026
 10,133     Nortel Networks Corp.                             603,752
                                                           ----------
                                                           $3,298,813
                                                           ----------
            Computers (Hardware) - 3.3%
  3,500     Hewlett-Packard Co.                            $  339,500
  4,700     IBM Corp.                                         528,750
 10,000     JUMPtec Industrielle Computertechnik AG*          174,060
  4,000     Sun Microsystems, Inc.*                           467,000
  1,400     Samsung Electronics Co.                           253,598
                                                           ----------
                                                           $1,762,908
                                                           ----------
            Computers (Networking) - 1.5%
 10,000     Cisco Systems, Inc.*                           $  552,500
  3,160     Equant NV*                                        115,171
  1,650     Intershop Comunication AG*                        107,881
                                                           ----------
                                                           $  775,552
                                                           ----------
            Computers (Software & Services) - 5.7%
  4,000     America Online Inc.                            $  215,000
  7,800     Autonomy Corp Plc*                                436,800
  2,100     Brokat Infosystems AG*                            149,364
  1,200     Cap Gemini SA                                     225,836
  2,200     Check Point Software Technologies Ltd.*           346,500
  7,233     Dassault Systemes SA                              588,905
  3,200     Framtidsfabriken AB                                25,133
  1,800     GFT Technologies AG*                              111,327
  3,040     Microsoft Corp.                                   183,160
  6,000     NIIT Ltd.*                                        186,016
  4,000     Oracle Corp.*                                     315,000
  3,000     Ser System AG*                                    108,703
  4,900     Tietoenator Corp. (B Shares)                      138,541
                                                           ----------
                                                           $3,030,285
                                                           ----------
            Electronics (Component Distributors) - 3.0%
  4,000     Felxtronics International Ltd.*                $  328,500
  5,000     Hoya Corp.*                                       392,584
  3,200     Siemens AG (Registered Shares)*                   413,078
 46,000     Toshiba Corp.                                     371,411
 58,000     Varitronix International Ltd.                      80,716
                                                           ----------
                                                           $1,586,289
                                                           ----------

The accompanying notes are an integral part of these financial statements.    15

Pioneer World Equity Fund

SCHEDULE OF INVESTMENTS 9/30/00 (unaudited)                       (continued)

Shares                                                       Value
            Electronics (Semiconductors) - 3.9%
 19,000     Fujitsu Ltd.                               $   442,086
  1,800     Infineon Technologies AG*                       87,106
 14,800     Intel Corp.                                    615,125
  1,000     Rohm Co., Ltd.                                 274,484
  3,750     STMicroelectronics                             184,055
  5,900     Texas Instruments, Inc.                        278,406
  2,000     Tokyo Electron Ltd.                            181,692
                                                       -----------
                                                       $ 2,062,954
                                                       -----------
            Services (Computer Systems) - 1.9%
 15,600     Getronics NV                               $   156,855
  4,000     Igenico, Inc.                                  155,045
 16,000     SunGard Data Systems, Inc.*                    685,000
                                                       -----------
                                                       $   996,900
                                                       -----------
            Services (Data Processing) - 1.8%
  8,800     Automatic Data Processing, Inc.            $   588,500
  6,900     First Data Corp.                               269,531
  6,100     Infonet Services Corp.*                         64,431
                                                       -----------
                                                       $   922,462
                                                       -----------
            Photography/Imaging - 0.3%
  3,500     Eastman Kodak Co.                          $   143,063
                                                       -----------
            Total Technology                           $14,579,226
                                                       -----------
            Transportation - 1.8%
            Air Freight - 0.5%
  6,500     FedEx Corp.                                $   288,210
                                                       -----------
            Railroads - 0.6%
 18,000     Bombardier Inc. (Class B)                  $   310,448
                                                       -----------
            Shipping - 0.7%
 13,500     Brambles Industries Ltd.                   $   352,948
                                                       -----------
            Total Transportation                       $   951,606
                                                       -----------
            Utilities - 0.8%
            Electric Companies - 0.4%
 12,500     Union Electrica Fenosa SA                  $   225,416
                                                       -----------
            Natural Gas - 0.4%
  5,200     Williams Companies, Inc.                   $   219,700
                                                       -----------
            Total Utilities                            $   445,116
                                                       -----------

16    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

                                                                 Value
            TOTAL COMMON STOCKS
            (Cost $39,194,687)                             $49,424,124
                                                           -----------
            TOTAL INVESTMENT IN SECURITIES
            (Cost $39,744,319) (a)                         $50,283,181
                                                           -----------
Principal
Amount
            TEMPORARY CASH INVESTMENT - 4.6%
            Commercial Paper - 4.6%
$2,420,000  Household Finance Corp., 6.65%, due 10/2/00    $ 2,420,000
                                                           -----------
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost $2,420,000)                              $ 2,420,000
                                                           -----------
            TOTAL INVESTMENT IN SECURITIES AND
            TEMPORARY CASH INVESTMENT - 100%
            (Cost $42,164,319) (b)                         $52,703,181
                                                           -----------

 *  Non-income producing security.

(a) Distribution of investments by country of issue, as a percentage of total investment in securities, is as follows:

  United States                                                   35.7%
  Japan                                                           13.1%
  United Kingdom                                                  11.2%
  France                                                           7.6%
  Switzerland                                                      5.1%
  Canada                                                           4.2%
  Italy                                                            4.2%
  Germany                                                          4.0%
  Netherlands                                                      3.9%
  Finland                                                          2.3%
  Spain                                                            1.8%
  Israel                                                           1.1%
  Australia                                                        1.0%
  Others (individually less than 1%)                               4.8%
                                                                 -----
                                                                 100.0%
                                                                 -----

(b) At September 30, 2000, the net unrealized gain on investments based on cost for federal income tax purposes of $42,165,442 was as follows:

    Aggregate gross unrealized gain for all investments in
      which there is an excess of value over tax cost                $14,031,026
    Aggregate gross unrealized loss for all investments in
      which there is an excess of tax cost over value                 (3,493,287)
                                                                     -----------
    Net unrealized gain                                              $10,537,739
                                                                     -----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2000 aggregated $9,771,207 and $15,959,913, respectively.


The accompanying notes are an integral part of these financial statements.    17

Pioneer World Equity Fund

BALANCE SHEET 9/30/00 (unaudited)

ASSETS:
  Investment in securities, at value (including temporary
   cash investment of $2,420,000) (cost $42,164,319)                 $52,703,181
  Foreign currencies, at value                                           117,095
  Receivables -
   Fund shares sold                                                      543,582
   Dividends, interest and foreign taxes withheld                         70,778
  Other                                                                    4,774
                                                                     -----------
     Total assets                                                    $53,439,410
                                                                     -----------
LIABILITIES:
  Payables -
   Fund shares repurchased                                           $    79,292
   Due to bank                                                            23,442
  Due to affiliates                                                       70,850
  Accrued expenses                                                        95,315
  Other                                                                      109
                                                                     -----------
     Total liabilities                                               $   269,008
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $39,969,089
  Accumulated net investment loss                                       (351,927)
  Accumulated undistributed net realized gain on
   investments and foreign currency transactions                       3,016,757
  Net unrealized gain on investments                                  10,538,862
  Net unrealized loss on forward foreign currency
   contracts and other assets and liabilities
   denominated in foreign currencies                                      (2,379)
                                                                    -----------
     Total net assets                                                $53,170,402
                                                                     -----------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $31,198,673/1,308,898 shares)                    $     23.84
                                                                     -----------
  Class B (based on $19,205,101/833,031 shares)                      $     23.05
                                                                     -----------
  Class C (based on $2,766,628/120,147 shares)                       $     23.03
                                                                     -----------
MAXIMUM OFFERING PRICE:
  Class A                                                            $     25.29
                                                                     -----------

18    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended 9/30/00

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $14,902)      $    258,386
  Interest                                                        67,186
                                                            ------------
     Total investment income                                                    $    325,572
                                                                                ------------
EXPENSES:
  Management fees                                           $    305,724
  Transfer agent fees
   Class A                                                        61,872
   Class B                                                        40,805
   Class C                                                         8,600
  Distribution fees
   Class A                                                        44,589
   Class B                                                       111,597
   Class C                                                        15,777
  Administrative fees                                             15,412
  Custodian fees                                                  40,616
  Registration fees                                               23,230
  Professional fees                                               33,318
  Printing                                                        18,790
  Fees and expenses of nonaffiliated trustees                     14,385
  Miscellaneous                                                    8,911
                                                            ------------
     Total expenses                                                             $    743,626
     Less management fees waived by Pioneer
       Investment Management, Inc.                                                   (99,632)
     Less fees paid indirectly                                                        (6,483)
                                                                                ------------
     Net expenses                                                               $    637,511
                                                                                ------------
        Net investment loss                                                     $   (311,939)
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                              $  1,500,040
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            (7,948)       $  1,492,092
                                                            ------------        ------------
  Change in net unrealized gain (loss) from:
   Investments                                              $(10,283,992)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            (4,718)       $(10,288,710)
                                                            ------------        ------------
   Net loss on investments and foreign currency
     transactions                                                               $ (8,796,618)
                                                                                ------------
   Net decrease in net assets resulting from operations                         $ (9,108,557)
                                                                                ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer World Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended 9/30/00 and the Year Ended 3/31/00

                                                          Six Months Ended
                                                              9/30/99         Year Ended
                                                            (unaudited)         3/31/00
FROM OPERATIONS:
 Net investment loss                                       $    (311,939)   $    (255,693)
 Net realized gain on investments and foreign currency
   transactions                                                1,492,092        4,576,901
 Change in net unrealized gain (loss) on investments
   and foreign currency transactions                         (10,288,710)      14,822,184
                                                           -------------    -------------
  Net increase (decrease) in net assets resulting from
    operations                                             $  (9,108,557)   $  19,143,392
                                                           -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income:
  Class A ($0.00 and $0.08 per share, respectively)        $          --    $    (100,825)
                                                           -------------    -------------
   Total distributions to shareholders                     $          --    $    (100,825)
                                                           -------------    -------------
FROM FUND SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          $  14,571,569    $  45,129,534
 Reinvestment of distributions                                        --           96,590
 Cost of shares repurchased                                  (21,559,085)     (33,183,927)
                                                           -------------    -------------
  Net increase (decrease) in net assets resulting from
    fund share transactions                                $  (6,987,516)   $  12,042,197
                                                           -------------    -------------
  Net increase (decrease) in net assets                    $ (16,096,073)   $  31,084,764
NET ASSETS:
 Beginning of year                                            69,266,475       38,181,711
                                                           -------------    -------------
 End of year (including accumulated net investment loss
   of $351,927 and $39,988, respectively)                  $  53,170,402    $  69,266,475
                                                           -------------    -------------

20     The accompanying notes are an integral part of these financialstatements.

Pioneer World Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended 9/30/00 and the Year Ended 3/31/00

                               9/00 Shares    9/00 Amount
                               (unaudited)    (unaudited)      3/00 Shares     3/00 Amount
CLASS A
Shares sold                      440,823      $11,143,356       1,276,247      $28,055,957
Reinvestment of distributions         --               --           3,890           96,590
Less shares repurchased         (632,846)     (15,799,590)     (1,089,726)     (23,098,348)
                                --------      -----------      ----------      -----------
  Net increase (decrease)       (192,023)     $(4,656,234)        190,411      $ 5,054,199
                                --------      -----------      ----------      -----------
CLASS B
Shares sold                      123,688      $ 3,064,264         586,899      $13,491,272
Reinvestment of distributions         --               --              --               --
Less shares repurchased         (207,959)      (5,137,953)       (332,802)      (7,228,176)
                                --------      -----------      ----------      -----------
  Net increase (decrease)        (84,271)     $(2,073,689)        254,097      $ 6,263,096
                                --------      -----------      ----------      -----------
CLASS C
Shares sold                       14,853      $   363,949         167,297      $ 3,582,305
Reinvestment of distributions         --               --              --               --
Less shares repurchased          (25,520)        (621,542)       (139,357)      (2,857,403)
                                --------      -----------      ----------      -----------
  Net increase (decrease)        (10,667)     $  (257,593)         27,940      $   724,902
                                --------      -----------      ----------      -----------

The accompanying notes are an integral part of these financial statements.    21

                                                               Six Months Ended
                                                                    9/30/00      Year Ended
                                                                  (unaudited)      3/31/00
CLASS A
Net asset value, beginning of period                               $  27.50         $ 18.55
                                                                   --------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  (0.08)        $ (0.06)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                   (3.58)           9.09
                                                                   ----------       -------
   Net increase (decrease) from investment operations              $  (3.66)        $  9.03
Distributions to shareholders:
 Net investment income                                                   --           (0.08)
 Net realized gain                                                       --              --
                                                                   ----------       -------
Net increase (decrease) in net asset value                         $  (3.66)        $  8.95
                                                                   ----------       -------
Net asset value, end of period                                     $  23.84         $ 27.50
                                                                   ----------       -------
Total return*                                                        (13.31)%         48.70%
Ratio of net expenses to average net assets+                           1.78**          1.76%
Ratio of net investment income (loss) to average net assets+          (0.72)%**       (0.23)%
Portfolio turnover rate                                                  33%**           59%
Net assets, end of period (in thousands)                           $ 31,199         $41,276
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.11%**         2.10%
 Net investment loss                                                  (1.05)%**       (0.57)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          1.75%**         1.75%
 Net investment income (loss)                                         (0.69)%**       (0.22)%

                                                                 Year Ended   Year Ended     10/31/96 to
                                                                   3/31/99      3/31/98        3/31/97
CLASS A
Net asset value, beginning of period                               $ 20.03     $ 16.67         $ 15.00
                                                                   -------      -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.01     $ (0.01)        $  0.01
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                  (1.48)       3.54            1.69
                                                                   -------     -------         -------
   Net increase (decrease) from investment operations              $ (1.47)    $  3.53         $  1.70
Distributions to shareholders:
 Net investment income                                                  --          --              --
 Net realized gain                                                   (0.01)      (0.17)          (0.03)
                                                                   -------     -------         -------
Net increase (decrease) in net asset value                         $ (1.48)    $  3.36         $  1.67
                                                                   -------     -------         -------
Net asset value, end of period                                     $ 18.55     $ 20.03         $ 16.67
                                                                   -------     -------         -------
Total return*                                                        (7.32)%     21.36%          11.32%
Ratio of net expenses to average net assets+                          1.76%       1.79%           1.80%**
Ratio of net investment income (loss) to average net assets+          0.00%      (0.07)%          0.08%**
Portfolio turnover rate                                                 72%         39%             18%**
Net assets, end of period (in thousands)                           $24,304     $32,088         $17,723
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         2.15%       2.59%           3.70%**
 Net investment loss                                                 (0.39)%     (0.87)%         (1.82)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.75%       1.75%           1.75%**
 Net investment income (loss)                                         0.01%      (0.03)%          0.13%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

22    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

FINANCIAL HIGHLIGHTS 9/30/99

                                                                  Six Months Ended
                                                                      9/30/00        Year Ended
                                                                    (unaudited)        3/31/00
CLASS B
Net asset value, beginning of period                                    $  26.71       $ 18.11
                                                                        --------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.38)      $ (0.15)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                        (3.28)         8.75
                                                                        --------       -------
   Net increase (decrease) from investment operations                   $  (3.66)      $  8.60
 Distributions to shareholders:
 Net realized gain                                                            --            --
                                                                        --------       -------
Net increase (decrease) in net asset value                              $  (3.66)      $  8.60
                                                                        --------       -------
Net asset value, end of period                                          $  23.05       $ 26.71
                                                                        --------       -------
Total return*                                                             (13.70)%       47.49%
Ratio of net expenses to average net assets+                                2.55%**       2.57%
Ratio of net investment loss to average net assets+                        (1.48)%**     (1.08)%
Portfolio turnover rate                                                       33%**         59%
Net assets, end of period (in thousands)                                $ 19,205       $24,499
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.88%**       2.91%
 Net investment loss                                                       (1.81)%**     (1.42)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                               2.54%**       2.56%
 Net investment loss                                                       (1.47)%**     (1.07)%

                                                                Year Ended   Year Ended   10/31/96 to
                                                                  3/31/99      3/31/98      3/31/97
CLASS B
Net asset value, beginning of period                              $ 19.75      $ 16.59       $ 15.00
                                                                  -------      -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.11)     $ (0.14)      $ (0.03)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                 (1.52)        3.47          1.62
                                                                  -------      -------       -------
   Net increase (decrease) from investment operations             $ (1.63)     $  3.33       $  1.59
Distributions to shareholders:
 Net realized gain                                                  (0.01)       (0.17)           --
                                                                  -------      -------       -------
Net increase (decrease) in net asset value                        $ (1.64)     $  3.16       $  1.59
                                                                  -------      -------       -------
Net asset value, end of period                                    $ 18.11      $ 19.75       $ 16.59
                                                                  -------      -------       -------
Total return*                                                       (8.23)%      20.25%        10.60%
Ratio of net expenses to average net assets+                         2.42%        2.68%         2.85%**
Ratio of net investment loss to average net assets+                 (0.69)%      (0.97)%       (0.99)%**
Portfolio turnover rate                                                72%          39%           18%**
Net assets, end of period (in thousands)                          $12,012      $11,112       $ 5,306
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.97%        3.48%         4.51%**
 Net investment loss                                                (1.24)%      (1.77)%       (2.65)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.41%        2.64%         2.77%**
 Net investment loss                                                (0.68)%      (0.93)%       (0.91)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    23

Pioneer World Equity Fund

FINANCIAL HIGHLIGHTS 9/30/00

                                                                Six Months Ended
                                                                    9/30/00       Year Ended
                                                                  (unaudited)       3/31/00
CLASS C
Net asset value, beginning of period                               $  26.69         $ 18.13
                                                                   --------         -------
Increase (decrease) from investment operations:
 Net investment loss                                               $  (0.23)        $ (0.22)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                   (3.43)           8.78
                                                                   --------         -------
   Net increase (decrease) from investment operations              $  (3.66)        $  8.56
Distributions to shareholders:
 Net realized gain                                                       --              --
                                                                   --------         -------
Net increase (decrease) in net asset value                         $  (3.66)        $  8.56
                                                                   --------         -------
Net asset value, end of period                                     $  23.03         $ 26.69
                                                                   --------         -------
Total return*                                                        (13.71)%         47.21%
Ratio of net expenses to average net assets+                           2.73%**         2.79%
Ratio of net investment loss to average net assets+                   (1.66)%**       (1.29)%
Portfolio turnover rate                                                  33%**           59%
Net assets, end of period (in thousands)                           $  2,767         $ 3,491
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          3.06%**         3.13%
 Net investment loss                                                  (1.99)%**       (1.63)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.71%**         2.77%
 Net investment loss                                                  (1.64)%**       (1.27)%


                                                                 Year Ended   Year Ended     10/31/96 to
                                                                   3/31/99      3/31/98        3/31/97
CLASS C
Net asset value, beginning of period                              $ 19.77      $ 16.62       $ 15.00
                                                                  -------      -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.04)     $ (0.11)      $ (0.07)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                 (1.59)        3.43          1.69
                                                                  -------      -------       -------
   Net increase (decrease) from investment operations             $ (1.63)     $  3.32       $  1.62
Distributions to shareholders:
 Net realized gain                                                  (0.01)      ( 0.17)           --
                                                                  -------      -------       -------
Net increase (decrease) in net asset value                        $ (1.64)     $  3.15       $  1.62
                                                                  -------      -------       -------
Net asset value, end of period                                    $ 18.13      $ 19.77       $ 16.62
                                                                  -------      -------       -------
Total return*                                                       (8.22)%      20.16%        10.80%
Ratio of net expenses to average net assets+                         2.37%        2.73%         3.74%**
Ratio of net investment loss to average net assets+                 (0.65)%      (1.11)%       (1.77)%**
Portfolio turnover rate                                                72%          39%           18%**
Net assets, end of period (in thousands)                          $ 1,865      $ 1,264       $   365
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.89%        3.53%         4.91%**
 Net investment loss                                                (1.17)%      (1.91)%       (2.94)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.35%        2.67%         3.69%**
 Net investment loss                                                (0.63)%      (1.05)%       (1.72)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

24    The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

NOTES TO FINANCIAL STATEMENTS 9/30/00 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer World Equity Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. After shareholder and regulatory approval, UniCredito Italiano S.p.A. completed its acquisition of the Pioneer Group, Inc. (PGI) on October 24, 2000. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

  Security transactions are recorded as of trade date. The net value asset value is computed once daily, on each day the New York Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain

Pioneer World Equity Fund

NOTES TO FINANCIAL STATEMENTS 9/30/00 (unaudited)                  (continued)

  dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

  The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in India, and the Fund may be unable to sell portfolio securities until the registration process is completed.


B. Foreign Currency Translation

  The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

  Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

  The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable

Pioneer World Equity Fund

  exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

  As of September 30, 2000 the Fund had no outstanding portfolio hedges.

D. Income Taxes

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the six months ended September 30, 2000, the Fund paid no such taxes.

  In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation on certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of September 30, 2000, the Fund had no reserve for capital gains taxes. The estimated reserve for repatriation of foreign currencies is based on the principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of September 30, 2000, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

  The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer World Equity Fund

NOTES TO FINANCIAL STATEMENTS 9/30/00 (unaudited)                  (continued)

E. Fund Shares

  The Fund records sales and repurchases of its shares as of trade date. Pioneer Fund Distributors, Inc. (PFD), the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI), earned $51 in underwriting commissions on the sale of Fund shares during the six months ended September 30, 2000.

F. Class Allocations

  Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

  Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

G. Repurchase Agreement

  With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

Pioneer World Equity Fund

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2000, $24,882 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $17,331 in transfer agent fees payable to PSC at September 30, 2000.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $28,637 in distribution fees payable to PFD at September 30, 2000.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase

Pioneer World Equity Fund

NOTES TO FINANCIAL STATEMENTS 9/30/00 (unaudited)                  (continued)

are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended September 30, 2000, CDSCs in the amount of $42,203 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended
September 30, 2000, the Fund's expenses were reduced by $6,483 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits.

The average daily amount of borrowings outstanding during the six months ended September 30, 2000 was $34,754. The average daily shares outstanding during the period were 2,433,448 resulting in an average borrowing of $.01 per share. The related weighted average annualized interest rate for the period was 7.10%, and the total interest expense on such borrowings was $1,764.

Pioneer World Equity Fund

RESULTS OF SHAREOWNER MEETING

On September 11, 2000, Pioneer World Equity Fund held a special meeting of shareowners to approve a new management contract between the Fund and Pioneer Investment Management, Inc. ("Pioneer"), the Fund's investment adviser. The new contract will take effect only if the proposed acquisition of The Pioneer Group, Inc., the parent of Pioneer, by UniCredito Italiano S.p.A. is consummated. Shareowners also voted to elect trustees. Both proposals passed by shareowner vote. Here are the detailed results of the votes.


Proposal 1 -- To approve a new management contract.

 Affirmative             Against                 Abstain
1,743,043.178           42,867.639               37,570.051

Proposal 2 -- To elect trustees.

   Nominee            Affirmative          Withheld
M.K. Bush            1,778,751.672        44,729.196
J.F. Cogan, Jr.      1,782,230.135        41,250.733
Dr. R. H. Egdahl     1,773,415.076        50,065.792
M.B.W. Graham        1,782,068.699        41,412.169
M.A. Piret           1,776,913.505        46,567.363
D.D. Tripple         1,783,453.098        40,027.770
S.K. West            1,784,284.963        39,195.905
J. Winthrop          1,783,977.903        39,502.965

Pioneer World Equity Fund

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                           Officers
John F. Cogan, Jr.                 John F. Cogan, Jr., Chairman and
Mary K. Bush                        President
Richard H. Egdahl, M.D.            David D. Tripple, Executive Vice President
Margaret B.W. Graham               Patrick M. Smith, Vice President
Marguerite A. Piret                Eric W. Reckard, Treasurer
David D. Tripple                   Joseph P. Barri, Secretary
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneering Services Corporation

THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds                          Income Funds
United States                         Taxable
Pioneer Growth Shares                 Pioneer America Income Trust
Pioneer Micro-Cap Fund                Pioneer Bond Fund
Pioneer Mid-Cap Fund                  Pioneer High Yield Fund
Pioneer Mid-Cap Fund                  Pioneer Limited Maturity Bond Fund
Pioneer Mid-Cap Value Fund            Pioneer Strategic Income Fund
Pioneer Science & Technology Fund
Pioneer Small Company Fund            Tax-Free
Pioneer Tax-Managed Fund              Pioneer Tax-Free Income Fund

                                      Money Market Fund
International/Global                  Pioneer Cash Reserves Fund*
Pioneer Emerging Markets Fund
Pioneer Europe Fund
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

Growth and Income Funds
Pioneer Fund
Pioneer II
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Real Estate Shares



*An investment in the Fund is not insured or guaranteed by the Federal Deposit
 Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13 - digit account number and four-digit personal identification number at hand.

90-Day Reinstatement Privilege (for Class A Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 90 days of your redemption. You have the choice of investing in any Pioneer fund, as long as you meet its minimum investment requirement.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Plans

Individual Retirement Account (IRA)

An IRA is a tax-favored account that allows anyone under age 70-1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.

401(k) Plan

The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match Plan for Employees) IRA Plan

Businesses with 100 or fewer eligible employees can establish a plan; it resembles a traditional 401(k), but has no administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.

403(b) Plan

Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and certain other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.

Simplified Employee Pension Plan (SEP)

SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan

Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Weighted Profit Sharing Plan

Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)

Money purchase plans are similar to profit-sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.







Most retirement plan withdrawals must meet specific conditions to avoid penalties.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com





This report must be preceded or accompanied by a current Fund prospectus.


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       Investments]

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